Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
20.      Related Party Transactions
VITAS has two pharmacy services agreements ("Agreements") with Omnicare, Inc. and its subsidiaries ("OCR") whereby OCR provides specified pharmacy services for VITAS and its hospice patients in geographical areas served by both VITAS and OCR.  The Agreements renew automatically for one-year terms.  Either party may cancel the Agreements at the end of any term by giving 90 days prior written notice.  VITAS made purchases from OCR of $39.4 million, $36.1 million and $33.1 million for the years ended December 31, 2011, 2010 and 2009, respectively. VITAS' accounts payable to OCR and its subsidiaries are not material at December 31, 2011 and 2010.

Mr. Joel F. Gemunder retired as President and Chief Executive Officer of OCR during the third quarter of 2010 and is a director of the Company.  Ms. Andrea Lindell is a director of both OCR and the Company.  We believe that the terms of these agreements are no more or less favorable to VITAS than we could negotiate with an unrelated party.